Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

12.Leases

The Group has operating leases for office spaces and venues for auto shows the Group utilizes under lease arrangements. As of December 31, 2022, the Group recognized the following items related to operating leases in its consolidated balance sheet.

	December 31,	December 31,
	2022	2022
	RMB	US$
ASSETS
Operating lease right-of-use assets	13,152	1,907
Less: impairment	(3,017)	(438)
Operating lease right-of-use assets, net	10,135	1,469
LIABILITIES
Short-term operating lease liabilities	5,200	753
Long-term operating lease liabilities	7,494	1,087

The lease expenses for the years ended December 31, 2020, 2021 and 2022 were RMB42,600, RMB41,377 and RMB16,677, respectively, which were included in the cost of revenues for auto venue rental with lease term less than 12 months and operating expenses. Cash paid for long-term operating lease were RMB6,007 and RMB5,569 in the years ended December 31, 2021 and 2022. Impairment loss of operating lease right-of-use assets were nil, nil and RMB3,017 for the years ended December 31, 2020, 2021 and 2022.

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases for office spaces and venues for auto shows as of December 31, 2022 is as follows:

	December 31,	December 31,
	2022	2022
	RMB	US$
2023	5,647	819
2024	3,760	545
2025	2,057	298
2026	2,057	298
2027	—	—
Total lease payments	13,521	1,960
Less: imputed interest	(827)	(120)
Total	12,694	1,840
Current portion	5,200	753
Non-current portion	7,494	1,087

As of December 31, 2022, the Group’s weighted-average remaining lease term was 3.16 years, and weighted-average discount rate was 4.75%.

As of December 31, 2022, the Group does not have any significant operating or finance leases that have not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.